SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		266,611
Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares	2,237,000		266,611
Shares expected to be issued			2,237,000	295,473
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares	145,039